Supplemental Cash Flow Information - Schedule non cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information
Common shares issued to settle previous services (Note 11)	13,103	6,410
Common shares issued for TOML Acquisition (Note 7)		28,000
Additional contribution from Allseas (Note 11)		$ 8,333
Conversion of debentures (Note 13)	$ 27,003
Financing stock options issued (Note 16)		397